American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2024

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 1.1%
General Dynamics Corp.	9,441	2,666,988
Huntington Ingalls Industries, Inc.	15,473	4,509,915
		7,176,903
Automobile Components — 2.0%
Aptiv PLC(1)	63,790	5,080,874
BorgWarner, Inc.	164,633	5,719,350
Cie Generale des Etablissements Michelin SCA	62,371	2,390,266
		13,190,490
Banks — 4.3%
Commerce Bancshares, Inc.	110,835	5,896,422
First Hawaiian, Inc.	155,106	3,406,127
PNC Financial Services Group, Inc.	22,283	3,600,933
Truist Financial Corp.	253,058	9,864,201
U.S. Bancorp	66,804	2,986,139
Westamerica BanCorp	69,758	3,409,771
		29,163,593
Beverages — 1.3%
Heineken NV	53,348	5,143,152
Pernod Ricard SA	21,225	3,435,988
		8,579,140
Building Products — 1.5%
Cie de Saint-Gobain SA	65,183	5,059,094
Johnson Controls International PLC	80,354	5,248,723
		10,307,817
Capital Markets — 6.3%
AllianceBernstein Holding LP	56,367	1,958,190
Ameriprise Financial, Inc.	8,249	3,616,691
Bank of New York Mellon Corp.	245,952	14,171,754
Northern Trust Corp.	163,972	14,580,390
T Rowe Price Group, Inc.	68,303	8,327,502
		42,654,527
Chemicals — 1.1%
Akzo Nobel NV	98,248	7,340,841
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	20,396	3,904,610
Communications Equipment — 2.0%
F5, Inc.(1)	43,874	8,318,072
Juniper Networks, Inc.	131,084	4,857,973
		13,176,045
Construction and Engineering — 1.2%
Vinci SA	60,880	7,812,643
Consumer Staples Distribution & Retail — 3.3%
Dollar Tree, Inc.(1)	70,981	9,451,120
Koninklijke Ahold Delhaize NV	416,212	12,453,803
		21,904,923
Containers and Packaging — 2.6%
Amcor PLC	501,953	4,773,573
Packaging Corp. of America	40,160	7,621,565
Sonoco Products Co.	91,922	5,316,768
		17,711,906

Diversified Telecommunication Services — 0.7%
BCE, Inc.	143,635	4,880,971
Electric Utilities — 6.2%
Duke Energy Corp.	106,817	10,330,272
Edison International	153,119	10,830,107
Evergy, Inc.	137,532	7,341,458
Eversource Energy	116,585	6,968,286
Pinnacle West Capital Corp.	86,600	6,471,618
		41,941,741
Electrical Equipment — 1.8%
Atkore, Inc.	10,070	1,916,925
Emerson Electric Co.	88,456	10,032,680
		11,949,605
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	43,708	6,348,150
Energy Equipment and Services — 1.1%
Baker Hughes Co.	214,737	7,193,690
Entertainment — 0.3%
Electronic Arts, Inc.	17,690	2,346,932
Food Products — 3.6%
Conagra Brands, Inc.	542,577	16,081,982
General Mills, Inc.	114,712	8,026,399
		24,108,381
Gas Utilities — 1.8%
ONE Gas, Inc.	65,224	4,208,905
Spire, Inc.	125,504	7,702,180
		11,911,085
Ground Transportation — 1.9%
Heartland Express, Inc.	191,221	2,283,179
Norfolk Southern Corp.	42,475	10,825,603
		13,108,782
Health Care Equipment and Supplies — 6.5%
Becton Dickinson & Co.	20,357	5,037,340
Dentsply Sirona, Inc.	120,634	4,003,843
Envista Holdings Corp.(1)	192,698	4,119,883
GE HealthCare Technologies, Inc.	45,331	4,121,041
Hologic, Inc.(1)	77,545	6,045,408
Zimmer Biomet Holdings, Inc.	155,584	20,533,976
		43,861,491
Health Care Providers and Services — 8.6%
Cardinal Health, Inc.	66,138	7,400,842
Cencora, Inc.	10,733	2,608,012
Centene Corp.(1)	60,638	4,758,870
Henry Schein, Inc.(1)	177,018	13,368,399
Laboratory Corp. of America Holdings	30,756	6,718,956
Quest Diagnostics, Inc.	99,006	13,178,689
Universal Health Services, Inc., Class B	54,791	9,997,166
		58,030,934
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	408,339	7,656,356
Hotels, Restaurants and Leisure — 0.9%
Darden Restaurants, Inc.	21,959	3,670,447
Sodexo SA	27,278	2,338,358
		6,008,805

Household Durables — 0.6%
Mohawk Industries, Inc.(1)	33,444	4,377,485
Household Products — 2.8%
Henkel AG & Co. KGaA, Preference Shares	65,981	5,303,289
Kimberly-Clark Corp.	103,709	13,414,759
		18,718,048
Insurance — 6.1%
Aflac, Inc.	49,166	4,221,393
Allstate Corp.	67,495	11,677,310
Hanover Insurance Group, Inc.	39,695	5,405,268
Reinsurance Group of America, Inc.	49,008	9,452,663
Willis Towers Watson PLC	37,930	10,430,750
		41,187,384
IT Services — 1.6%
Amdocs Ltd.	87,268	7,886,409
Cognizant Technology Solutions Corp., Class A	42,298	3,100,021
		10,986,430
Machinery — 2.2%
Cummins, Inc.	11,496	3,387,296
Dover Corp.	11,271	1,997,109
Oshkosh Corp.	50,041	6,240,613
Timken Co.	38,283	3,347,083
		14,972,101
Media — 2.1%
Fox Corp., Class B	143,358	4,102,906
Interpublic Group of Cos., Inc.	251,246	8,198,157
Omnicom Group, Inc.	15,535	1,503,167
		13,804,230
Multi-Utilities — 3.4%
CMS Energy Corp.	99,715	6,016,803
Northwestern Energy Group, Inc.	205,744	10,478,542
WEC Energy Group, Inc.	75,686	6,215,334
		22,710,679
Oil, Gas and Consumable Fuels — 4.6%
Coterra Energy, Inc.	124,362	3,467,213
Enterprise Products Partners LP	465,969	13,596,975
EQT Corp.	146,878	5,444,767
Occidental Petroleum Corp.	125,122	8,131,679
		30,640,634
Passenger Airlines — 1.2%
Southwest Airlines Co.	270,508	7,896,129
Personal Care Products — 1.1%
Kenvue, Inc.	339,612	7,288,074
Residential REITs — 1.2%
Equity Residential	77,356	4,881,937
Essex Property Trust, Inc.	12,841	3,143,605
		8,025,542
Retail REITs — 2.5%
Realty Income Corp.	185,899	10,057,136
Regency Centers Corp.	113,951	6,900,872
		16,958,008
Semiconductors and Semiconductor Equipment — 0.8%
Teradyne, Inc.	46,843	5,285,296
Specialized REITs — 1.7%
Public Storage	24,438	7,088,486

VICI Properties, Inc.	135,477	4,035,860
		11,124,346
Technology Hardware, Storage and Peripherals — 1.1%
HP, Inc.	234,267	7,079,549
Trading Companies and Distributors — 2.8%
Beacon Roofing Supply, Inc.(1)	72,685	7,124,584
Bunzl PLC	167,971	6,463,120
MSC Industrial Direct Co., Inc., Class A	53,142	5,156,899
		18,744,603
TOTAL COMMON STOCKS (Cost $577,743,554)		662,068,899
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,072	30,072
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $474,740), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $465,594)		465,321
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 8/15/33, valued at $8,656,752), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $8,491,998)		8,487,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 4.25%, 12/15/25 - 11/30/29, valued at $1,917,883), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $1,881,107)		1,880,000
		10,832,321
TOTAL SHORT-TERM INVESTMENTS (Cost $10,862,393)		10,862,393
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $588,605,947)		672,931,292
OTHER ASSETS AND LIABILITIES — (0.1)%		(511,654)
TOTAL NET ASSETS — 100.0%		$672,419,638

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,162,064	CAD	5,646,651	Goldman Sachs & Co.	6/28/24	$(11,805)
USD	14,196,346	EUR	13,055,336	Bank of America N.A.	6/28/24	62,248
USD	1,091,738	EUR	1,005,441	Bank of America N.A.	6/28/24	3,218
USD	14,192,662	EUR	13,055,336	JPMorgan Chase Bank N.A.	6/28/24	58,564
USD	14,200,256	EUR	13,055,336	Morgan Stanley	6/28/24	66,158
USD	5,463,551	GBP	4,317,562	Morgan Stanley	6/28/24	11,694
						$190,077

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$10,800,224	$2,390,266	—
Beverages	—	8,579,140	—
Building Products	5,248,723	5,059,094	—
Chemicals	—	7,340,841	—
Construction and Engineering	—	7,812,643	—
Consumer Staples Distribution & Retail	9,451,120	12,453,803	—
Diversified Telecommunication Services	—	4,880,971	—
Hotels, Restaurants and Leisure	3,670,447	2,338,358	—
Household Products	13,414,759	5,303,289	—
Trading Companies and Distributors	12,281,483	6,463,120	—
Other Industries	544,580,618	—	—
Short-Term Investments	30,072	10,832,321	—
	$599,477,446	$73,453,846	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$201,882	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$11,805	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.